Summary of Significant Accounting Policies - Liability in Respect of Employees Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Severance pay expense	$ 4,392	$ 4,067	$ 3,340
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan, employer contributions	$ 1,711	$ 1,455	$ 877